Fair Value Measurements and Hierarchy - Summary of Fair value Hierarchy for Financial Liabilities (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 868	$ 1,517
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	844	1,477
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 24	$ 40